							    File Number 2-32773
                                               Filed Pursuant to Rule 497(e) of
                                                     the Securities Act of 1933

                                                                   June 1, 2016


                            PIONEER CORE EQUITY FUND


                 SUPPLEMENT TO THE PROSPECTUS DATED MAY 1, 2016


FUND SUMMARY
The following replaces the corresponding information under the heading "Principal investment strategies" in the section entitled "Fund summary":

The fund may invest up to 20% of its total assets in securities of non-U.S. issuers, including up to 5% of its total assets in the securities of emerging markets issuers.


PRINCIPAL INVESTMENT STRATEGIES
The following replaces the corresponding information under the heading "Principal investment strategies" in the section entitled "More on the fund's investment objectives and strategies":

The fund may invest up to 20% of its total assets in securities of non-U.S. issuers, including up to 5% of its total assets in the securities of emerging markets issuers.

















                                                                   29485-00-0616
                                 (Copyright)2016 Pioneer Funds Distributor, Inc.
                                             Underwriter of Pioneer mutual funds
                                                                     Member SIPC

                                                                    June 1, 2016


                            PIONEER CORE EQUITY FUND


                 SUPPLEMENT TO THE SUMMARY PROSPECTUS DATED MAY 1, 2016


FUND SUMMARY
The following replaces the corresponding information under the heading "Principal investment strategies" in the section entitled "Fund summary":

The fund may invest up to 20% of its total assets in securities of non-U.S. issuers, including up to 5% of its total assets in the securities of emerging markets issuers.

























                                                                   29484-00-0616
                                 (Copyright)2016 Pioneer Funds Distributor, Inc.
                                             Underwriter of Pioneer mutual funds
                                                                     Member SIPC